                     SUPPLEMENT DATED DECEMBER 20, 2013 TO

                       PROSPECTUS DATED MAY 1, 2013 FOR

                  FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

       THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED DECEMBER 11, 2013.

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

The Board of Directors (the "Board") of the Legg Mason Partners Variable Income Trust has determined that it is in the best interests of the Western Asset Variable Strategic Bond Portfolio (the "Portfolio") and the Portfolio's shareholders to terminate and wind up the Portfolio. The Portfolio is expected to cease operations on or about April 30, 2014.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON OR ABOUT APRIL 30, 2014 (THE "LIQUIDATION DATE"). ASSETS HELD BY THE SEPARATE ACCOUNT THAT ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON THE LIQUIDATION DATE TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- GOLDMAN SACHS MONEY MARKET FUND -- SERVICE SHARES.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

14903 SUPPB 12/20/13

SUBACCOUNTS

                                                                                             ADVISER (AND SUB-ADVISER(S),
                            SUBACCOUNT                            INVESTMENT OBJECTIVE              AS APPLICABLE)
                            --------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS        ALGER LARGE CAP GROWTH              Seeks long-term capital   Fred Alger Management, Inc.
                            PORTFOLIO -- CLASS I-2 SHARES       appreciation.
                            --------------------------------------------------------------------------------------------------
                            ALGER SMALL CAP GROWTH              Seeks long-term capital   Fred Alger Management, Inc.
                            PORTFOLIO -- CLASS I-2 SHARES       appreciation.
                            --------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE  ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of       AllianceBernstein, L.P.
PRODUCTS SERIES FUND, INC.  INCOME PORTFOLIO -- CLASS B         capital.
                            --------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES  FEDERATED HIGH INCOME BOND          Seeks high current        Federated Investment Management
                            FUND II -- PRIMARY SHARES           income by investing in a  Company
                                                                diversified portfolio of
                                                                high yield, lower-rated
                                                                corporate bonds commonly
                                                                referred to as "junk
                                                                bonds."
                            --------------------------------------------------------------------------------------------------
                            FEDERATED MANAGED TAIL RISK         The Fund's investment     Federated Global Investment
                            FUND II -- PRIMARY SHARES           objective is capital      Management Corp. (subadvised by
                                                                appreciation. This        Federated Investment Management
                                                                investment objective may  Company)
                                                                be changed by the Fund's
                                                                Trustees without
                                                                shareholder approval.
                            --------------------------------------------------------------------------------------------------
                            FEDERATED MANAGED VOLATILITY        Seeks high current        Federated Equity Management
                            FUND II                             income and moderate       Company of Pennsylvania
                                                                capital appreciation.     (subadvised by Federated Investment
                                                                                          Management Company)
                            --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE        VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high      Fidelity Management & Research
INSURANCE PRODUCTS          INITIAL CLASS                       total return with         Company (FMR) (subadvised by
FUND                                                            reduced risk over the     Fidelity Investments Money
                                                                long term by allocating   Management, Inc. (FIMM), FMR
                                                                its assets among stocks,  Co., Inc. (FMRC), Fidelity Research
                                                                bonds, and short-term     & Analysis Company (FRAC),
                                                                instruments.              Fidelity Management & Research
                                                                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                          International Investment Advisors
                                                                                          (FIIA), Fidelity International
                                                                                          Investment Advisors (U.K.) Limited
                                                                                          (FIIA(U.K.)L), and Fidelity
                                                                                          Investments Japan Limited (FIJ))
                            --------------------------------------------------------------------------------------------------
                            VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital   FMR (subadvised by FMRC, FRAC,
                            INITIAL CLASS                       appreciation.             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                            --------------------------------------------------------------------------------------------------
                            VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income.  FMR (subadvised by FMRC, FRAC,
                            INITIAL CLASS                       The fund will also        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                consider the potential    FIJ)
                                                                for capital
                                                                appreciation. The fund's
                                                                goal is to achieve a
                                                                yield which exceeds the
                                                                composite yield on the
                                                                securities comprising
                                                                the S&P 500(R) Index.
                            --------------------------------------------------------------------------------------------------
                            VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital  FMR (subadvised by FMRC, FRAC,
                            CLASS                               appreciation.             FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                            --------------------------------------------------------------------------------------------------
                            VIP GROWTH & INCOME                 Seeks high total return   FMR (subadvised by FMRC, FRAC,
                            PORTFOLIO -- INITIAL CLASS          through a combination of  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                current income and        FIJ)
                                                                capital appreciation.
                            --------------------------------------------------------------------------------------------------
                            VIP GROWTH OPPORTUNITIES            Seeks to provide capital  FMR (subadvised by FMRC, FRAC,
                            PORTFOLIO -- INITIAL CLASS          growth.                   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                            --------------------------------------------------------------------------------------------------
                            VIP MID CAP PORTFOLIO -- SERVICE    Seeks long-term growth    FMR (subadvised by FMRC, FRAC,
                            CLASS 2                             of capital.               FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                            --------------------------------------------------------------------------------------------------

                                                                                             ADVISER (AND SUB-ADVISER(S),
                            SUBACCOUNT                             INVESTMENT OBJECTIVE             AS APPLICABLE)
                            -------------------------------------------------------------------------------------------------
                            VIP OVERSEAS PORTFOLIO -- INITIAL    Seeks long-term growth    FMR (subadvised by FMRC, FMR
                            CLASS                                of capital.               (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                                                                           and FIJ)
                            -------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON          TEMPLETON FOREIGN SECURITIES         Seeks long-term capital   Templeton Investment Counsel, LLC
VARIABLE                    FUND -- CLASS 1 SHARES               growth. The fund
INSURANCE PRODUCTS TRUST                                         normally invests at
                                                                 least 80% of its net
                                                                 assets in investments of
                                                                 issuers located outside
                                                                 the U.S., including
                                                                 those in emerging
                                                                 markets.
                            -------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.  INCOME FUND -- CLASS 1 SHARES        Seeks maximum income      GE Asset Management Incorporated
                                                                 consistent with prudent
                                                                 investment management
                                                                 and the preservation of
                                                                 capital.
                            -------------------------------------------------------------------------------------------------
                            PREMIER GROWTH EQUITY FUND --        Seeks long-term growth    GE Asset Management Incorporated
                            CLASS 1 SHARES                       of capital and future
                                                                 income rather than
                                                                 current income.
                            -------------------------------------------------------------------------------------------------
                            REAL ESTATE SECURITIES FUND --       Seeks maximum total       GE Asset Management Incorporated
                            CLASS 1 SHARES                       return through current    (subadvised by CenterSquare
                                                                 income and capital        Management, Inc.)
                                                                 appreciation.
                            -------------------------------------------------------------------------------------------------
                            S&P 500(R) INDEX FUND/1/             Seeks growth of capital   GE Asset Management Incorporated
                                                                 and accumulation of       (subadvised by SSgA Funds
                                                                 income that corresponds   Management, Inc.)
                                                                 to the investment return
                                                                 of the S&P 500(R)
                                                                 Composite Stock Index.
                            -------------------------------------------------------------------------------------------------
                            SMALL-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth    GE Asset Management Incorporated
                            SHARES                               of capital.               (subadvised by Palisade Capital
                                                                                           Management L.L.C., Champlain
                                                                                           Investment Partners, LLC,
                                                                                           GlobeFlex Capital, LP, Kennedy
                                                                                           Capital Management, Inc. and
                                                                                           SouthernSun Asset Management,
                                                                                           Inc.)
                            -------------------------------------------------------------------------------------------------
                            TOTAL RETURN FUND -- CLASS 1         Seeks the highest total   GE Asset Management Incorporated
                            SHARES                               return composed of        (subadvised by BlackRock
                                                                 current income and        Investment Management, LLC)
                                                                 capital appreciation, as
                                                                 is consistent with
                                                                 prudent investment risk.
                            -------------------------------------------------------------------------------------------------
                            U.S. EQUITY FUND -- CLASS 1          Seeks long-term growth    GE Asset Management
                            SHARES                               of capital.               Incorporated
                            -------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE      GOLDMAN SACHS LARGE CAP VALUE        The Fund seeks long-term  Goldman Sachs Asset Management,
INSURANCE TRUST             FUND -- INSTITUTIONAL SHARES         capital appreciation.     L.P.
                            -------------------------------------------------------------------------------------------------
                            GOLDMAN SACHS MID CAP VALUE          Seeks long-term capital   Goldman Sachs Asset Management,
                            FUND                                 appreciation.             L.P.
                            -------------------------------------------------------------------------------------------------
                            GOLDMAN SACHS MONEY MARKET           Maximize current income   Goldman Sachs Asset Management,
                            FUND -- SERVICE SHARES               consistent with the       L.P.
                                                                 preservation of capital.
                            -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES          BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital   Janus Capital Management LLC
                            SHARES                               growth, consistent with
                                                                 preservation of capital
                                                                 and balanced by current
                                                                 income.
                            -------------------------------------------------------------------------------------------------
                            ENTERPRISE PORTFOLIO --              Seeks long-term growth    Janus Capital Management LLC
                            INSTITUTIONAL SHARES                 of capital.
                            -------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                            ADVISER (AND SUB-ADVISER(S),
                           SUBACCOUNT                             INVESTMENT OBJECTIVE             AS APPLICABLE)
                           -------------------------------------------------------------------------------------------------
                           FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum   Janus Capital Management LLC
                           INSTITUTIONAL SHARES                 total return, consistent
                                                                with preservation of
                                                                capital.
                           -------------------------------------------------------------------------------------------------
                           FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified         Janus Capital Management LLC
                           SHARES                               portfolio/1/ that seeks
                                                                long-term growth of
                                                                capital.
                           -------------------------------------------------------------------------------------------------
                           GLOBAL RESEARCH PORTFOLIO --         Seeks long-term growth    Janus Capital Management LLC
                           INSTITUTIONAL SHARES                 of capital.
                           -------------------------------------------------------------------------------------------------
                           GLOBAL TECHNOLOGY                    Seeks long-term growth    Janus Capital Management LLC
                           PORTFOLIO -- SERVICE SHARES          of capital.
                           -------------------------------------------------------------------------------------------------
                           JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth    Janus Capital Management LLC
                           SHARES                               of capital.
                           -------------------------------------------------------------------------------------------------
                           OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth    Janus Capital Management LLC
                           SHARES                               of capital.
                           -------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS        CLEARBRIDGE VARIABLE EQUITY          Seeks a high level of     Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST      INCOME PORTFOLIO -- CLASS II         current income.           LLC (subadvised by ClearBridge
                                                                Long-term capital         Investments, LLC)
                                                                appreciation is a
                                                                secondary objective.
                           -------------------------------------------------------------------------------------------------
                           CLEARBRIDGE VARIABLE LARGE CAP       Seeks long-term growth    Legg Mason Partners Fund Advisor,
                           VALUE PORTFOLIO -- CLASS I           of capital. Current       LLC (subadvised by ClearBridge
                                                                income is a secondary     Investments, LLC)
                                                                objective.
                           -------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) NEW DISCOVERY SERIES --       The fund's investment     Massachusetts Financial Services
TRUST                      SERVICE CLASS SHARES                 objective is to seek      Company
                                                                capital appreciation.
                           -------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER CAPITAL                  The Fund seeks capital    OFI Global Asset Management, Inc.
ACCOUNT FUNDS              APPRECIATION FUND/VA --              appreciation.
                           NON-SERVICE SHARES
                           -------------------------------------------------------------------------------------------------
                           OPPENHEIMER CAPITAL INCOME           The Fund seeks total      OFI Global Asset Management, Inc.
                           FUND/VA -- SERVICE SHARES            return.
                           -------------------------------------------------------------------------------------------------
                           OPPENHEIMER CORE BOND                The Fund seeks total      OFI Global Asset Management, Inc.
                           FUND/VA -- NON-SERVICE SHARES        return.
                           -------------------------------------------------------------------------------------------------
                           OPPENHEIMER DISCOVERY MID CAP        The Fund seeks capital    OFI Global Asset Management, Inc.
                           GROWTH FUND/VA -- SERVICE            appreciation.
                           SHARES
                           -------------------------------------------------------------------------------------------------
                           OPPENHEIMER GLOBAL STRATEGIC         The Fund seeks total      OFI Global Asset Management, Inc.
                           INCOME FUND/VA -- NON-SERVICE        return.
                           SHARES
                           -------------------------------------------------------------------------------------------------
PIMCO VARIABLE             TOTAL RETURN PORTFOLIO --            Seeks maximum total       Pacific Investment Management
INSURANCE TRUST            ADMINISTRATIVE CLASS SHARES          return, consistent with   Company LLC
                                                                preservation of
                                                                capital and prudent
                                                                investment management.
                           -------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.